LIBERTY VARIABLE INVESTMENT TRUST
                                   Columbia International Fund, Variable Series
                                  Liberty Growth & Income Fund, Variable Series
                                Colonial Strategic Income Fund, Variable Series
                                            Newport Tiger Fund, Variable Series
                                 Colonial Small Cap Value Fund, Variable Series
                                  Liberty All-Star Equity Fund, Variable Series
                              Columbia Real Estate Equity Fund, Variable Series
                                    Liberty S&P 500 Index Fund, Variable Series
                                     Liberty Select Value Fund, Variable Series
                                       Liberty High Yield Fund, Variable Series
                                           Liberty Equity Fund, Variable Series

The Funds listed above are referred to collectively as the "Funds."

                             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL
                                INFORMATION DATED MAY 1, 2003 (Replacing
                                Supplements dated November 4, 2003 and March 19,
                                2004)

The Funds' Statement of Additional Information is amended as follows:

1. Effective June 18, 2003, Salvatore Macera retired as a Trustee from the Board of Trustees/Managers.

2. At the June, 2003 Board of Trustees meeting the Trustees approved the following changes to the compensation for the Trustees:

         The Trustees serve as trustees of all open-end funds managed by Columbia Management Advisors, Inc. for which each Trustee will receive an annual retainer of $45,000 and attendance fees of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. The Chairman of the Board receives an annual retainer of $40,000.
All committee chairs, except the Audit Committee chair, receive an annual retainer of $5,000 and Committee chairs receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. The Audit Committee chair receives an annual retainer of $10,000 and receives $2,000 for each Audit Committee meeting. Committee members receive $1,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

3. Each of the committees listed under the section Trustees and Trustees' Fees have had a change in the committee members. The following changes were effective October 8, 2003:

Audit Committee

         Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the Audit Committee of the Board of Trustees of the Funds.

Governance Committee

         Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald were members of the Governance Committee of the Board of Trustees of the Funds.

Advisory Fees & Expenses Committee

         Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Funds.

4. The paragraph Trading Oversight Committee under the section Trustees and Trustees' Fees is replaced with the following:

Investment Oversight Committees

         Beginning in 2004, each Trustee of the Funds also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Fund Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:

         IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large Growth Diversified, Large Growth Concentrated, Small Growth, Outside Managed
                           (i.e., sub-advised), Municipal and Bank Loan.

         IOC #2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories:
                           Large Blend, Small Blend, Foreign Stock, Fixed Income
                           - Multi Sector, Fixed Income - Core and Young
                           Investor.

         IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large Value, Mid Cap Value,
                           Small Value, Asset Allocation, High Yield and Money Market.

         IOC#4: Messrs. Nelson, Simpson and Woolworth are responsible for reviewing funds in the following asset categories: Large/Multi-Cap Blend, Mid Cap Growth, Small Growth, Asset Allocation, Specialty Equity and Taxable Fixed Income.

5. On October 7, 2003 the Board of Trustees/Managers of the Trust elected Patrick J. Simpson and Richard L. Woolworth as new trustees of the Trust.

6. The following table sets forth the compensation paid to Messrs. Simpson and Woolworth in their capacities as Trustees of the Columbia Board:

                                         Total Compensation from the Columbia Funds Complex Paid to the
  Trustee                                    Trustees for the Calendar Year Ended December 31, 2003
  -------                                    ------------------------------------------------------

  Patrick J. Simpson                                                $64,234
  Richard L. Woolworth                                               64,234

7. As of December 31, 2003, Messrs. Simpson and Woolworth did not own any shares of the Funds. Under the heading Share Ownership under the section Trustees and Trustees' Fees the column "Aggregate Dollar Range of Equity Securities Owned in All Funds Overseen by Trustee in Columbia
         Funds Complex" is revised as follows:

         The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2003 (i) in each Fund and
(ii) in the funds in the Fund Complex:

                                          Aggregate Dollar Range of
                                       Equity Securities Owned in All
                                       Funds Overseen by Trustee in
          Name of Trustee                       Fund Complex

Disinterested Trustees
Patrick J. Simpson                            $50,001-$100,000
Richard L. Woolworth                           Over $100,000


8. The section describing the Trustees and Officers under the section Trustees and Officers under the caption More Facts About the Trust is revised in its entirety as follows:

Trustees and Officers

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Fund Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below.

                                                                                    Number of
                                                                                   Portfolios
                                                                                     in Fund
   Name, Address      Position   Year First                                          Complex
      and Age         with       Elected or     Principal Occupation(s) During      Overseen         Other
      -------         -----                     -------------------------------                      -----
                      Funds       Appointed             Past Five Years            by Trustee    Directorships
                        -----                           ---------------            ----------    -------------
                                 to Office(1)                                                         Held
                                   --------                                                           ----

Disinterested
Trustees
Douglas A. Hacker      Trustee       1996      Executive Vice President -              119        Orbitz, Inc.
(Age 48)                                       Strategy of United Airlines                       (on-line travel
P.O. Box 66100                                 (airline) since December, 2002                       company)
Chicago, IL 60666                              (formerly President of UAL
                                               Loyalty Services (airline) from
                                               September, 2001 to December,
                                               2002; Executive Vice President
                                               and Chief Financial Officer of
                                               United Airlines from March, 1993
                                               to September, 2001).

Janet Langford Kelly   Trustee       1996      Private Investor since March 2004       119            None
(Age 45)                                       (formerly Chief Administrative
9534 W. Gull Lake                              Officer and Senior Vice
Drive                                          President, Kmart Holding
Richland, MI                                   Corporation (consumer goods) from
49083-8530                                     September, 2003 to March, 2004;
                                               Executive Vice
                                               President-Corporate Development
                                               and Administration, General
                                               Counsel and Secretary, Kellogg
                                               Company (food manufacturer), from
                                               September, 1999 to August, 2003;
                                               Senior Vice President, Secretary
                                               and General Counsel, Sara Lee
                                               Corporation (branded, packaged,
                                               consumer-products manufacturer)
                                               from January, 1995 to September,
                                               1999).

Richard W. Lowry       Trustee       1995      Private Investor since August,         121(3)          None
(Age 67)                                       1987 (formerly Chairman and Chief
10701 Charleston                               Executive Officer, U.S. Plywood
Drive                                          Corporation (building products
Vero Beach, FL 32963                           manufacturer)).





                                                                                    Number of
                                                                                   Portfolios
                                                                                     in Fund
   Name, Address      Position    Year First                                         Complex
      and Age         with        Elected or    Principal Occupation(s) During      Overseen         Other
      -------         -----                     -------------------------------                      -----
                      Funds       Appointed             Past Five Years            by Trustee    Directorships
                        -----                           ---------------            ----------    -------------
                                  to Office(1)                                                          Held
                                  ----------                                                          ----

Charles R. Nelson      Trustee       1981      Professor of Economics,                 119            None
(Age 61)                                       University of Washington, since
Department of                                  January, 1976; Ford and Louisa
Economics                                      Van Voorhis Professor of
University of                                  Political Economy, University of
Washington                                     Washington, since September,
Seattle, WA 98195                              1993; Director, Institute for
                                               Economic Research, University of
                                               Washington, since September,
                                               2001; Adjunct Professor of
                                               Statistics, University of
                                               Washington, since September,
                                               1980; Associate Editor, Journal
                                               of Money Credit and Banking,
                                               since September, 1993; consultant
                                               on econometric and statistical
                                               matters.


John J. Neuhauser      Trustee       1985      Academic Vice President and Dean      122(3,4)     Saucony, Inc.
(Age 60)                                       of Faculties since August, 1999,                     (athletic
84 College Road                                Boston College (formerly Dean,                      footwear);
Chestnut Hill, MA                              Boston College School of                          SkillSoft Corp.
02467-3838                                     Management from September, 1977                    (E-Learning)
                                               to September, 1999).

Patrick J. Simpson     Trustee       2000      Partner, Perkins Coie L.L.P. (law       119            None
(Age 58)                                       firm).
1211 S.W. 5th Avenue
Suite 1500
Portland, OR 97204

Thomas E. Stitzel      Trustee       1998      Business Consultant since 1999          119            None
(Age 67)                                       (formerly Professor of Finance
2208 Tawny Woods                               from 1975 to 1999, College of
Place                                          Business, Boise State
Boise, ID  83706                               University); Chartered Financial
                                               Analyst.



                                                                                    Number of
                                                                                   Portfolios
                                                                                     in Fund
   Name, Address      Position    Year First                                         Complex
      and Age         with        Elected or    Principal Occupation(s) During      Overseen         Other
      -------         -----                     -------------------------------                      -----
                        Funds     Appointed             Past Five Years            by Trustee    Directorships
                        -----                           ---------------            ----------    -------------
                                  to Office(1)                                                        Held
                                  ----------                                                          ----

Thomas C. Theobald    Trustee        1996      Managing Director, William Blair        119           Anixter
(Age 66)              and                      Capital Partners (private equity                   International
227 West Monroe       Chairman                 investing) since September, 1994.                (network support
Street,               of the                                                                        equipment
Suite 3500            Board                                                                       distributor),
Chicago, IL 60606                                                                                  Jones Lang
                                                                                                  LaSalle (real
                                                                                                     estate
                                                                                                   management
                                                                                                  services) and
                                                                                                MONY Group (life
                                                                                                   insurance)

Anne-Lee Verville      Trustee       1998      Author and speaker on educational      1204       Chairman of the
(Age 58)                                       systems needs (formerly General                      Board of
359 Stickney Hill                              Manager, Global Education                           Directors,
Road                                           Industry, IBM Corporation                          Enesco Group,
Hopkinton, NH  03229                           (computer and technology) from                    Inc. (designer,
                                               1994 to 1997).                                     importer and
                                                                                                 distributor of
                                                                                                  giftware and
                                                                                                  collectibles)

Richard L. Woolworth   Trustee       1991      Retired since December 2003             119      NW Natural
(Age 62)                                       (formerly Chairman and Chief                     (natural gas
100 S.W. Market                                Executive Officer, The Regence                   service provider)
Street #1500                                   Group (regional health insurer);
Portland, OR 97207                             Chairman and Chief Executive
                                               Officer, BlueCross BlueShield of
                                               Oregon; Certified Public
                                               Accountant, Arthur Young &
                                               Company)

Interested Trustees
William E. Mayer(2)    Trustee       1994      Managing Partner, Park Avenue          121(3)     Lee Enterprises
(Age 63)                                       Equity Partners (private equity)                  (print media),
399 Park Avenue                                since February, 1999 (formerly                    WR Hambrecht +
Suite 3204                                     Founding Partner, Development                     Co. (financial
New York, NY 10022                             Capital LLC from November 1996 to                     service
                                               February, 1999).                                   provider) and
                                                                                                  First Health
                                                                                                  (healthcare)

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds;
simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the
Advisor.



                                    Year First
   Name, Address       Position     Elected or
      and Age         with Funds     Appointed            Principal Occupation(s) During Past Five Years
      -------         ----------                          ----------------------------------------------
                                     to Office
                                        ------

Officers
J. Kevin               President       2000      President of the Columbia Funds, Liberty Funds and Stein Roe
Connaughton (Age     and Treasurer               Funds since March, 2004; Chief Financial Officer of the Columbia
39)                                              Funds since January, 2003; Treasurer of the Columbia Funds since
One Financial                                    October, 2003 and of the Liberty Funds, Stein Roe Funds and
Center                                           All-Star Funds since December, 2000; Vice President of the
Boston, MA 02111                                 Advisor since April, 2003 (formerly Controller of the Liberty
                                                 Funds and All-Star Funds from February, 1998 to October,
                                                 2000); Treasurer of the Galaxy Funds since September, 2002;
                                                 Treasurer, Columbia Management Multi-Strategy Hedge Fund, LLC
                                                 since December, 2002 (formerly Vice President of Colonial from
                                                 February, 1998 to October, 2000 and Senior Tax Manager, Coopers
                                                 & Lybrand, LLP from April, 1996 to January, 1998).

Vicki L. Benjamin        Chief         2001      Controller of the Columbia Funds since July, 2003 and of the
(Age 42)              Accounting                 Liberty Funds, Stein Roe Funds and All-Star Funds since May,
One Financial         Officer and                2002; Chief Accounting Officer of the Columbia Funds since July,
Center                Controller                 2003 and Liberty Funds, Stein Roe Funds and All-Star Funds since
Boston, MA 02111                                 June, 2001; Controller and Chief Accounting Officer of the
                                                 Galaxy Funds since September, 2002 (formerly Vice President,
                                                 Corporate Audit, State Street Bank and Trust Company from
                                                 May, 1998 to April, 2001; Audit Manager from July, 1994 to
                                                 June, 1997; Senior Audit Manager from July, 1997 to May,
                                                 1998, Coopers & Lybrand, LLP).

David A. Rozenson    Secretary         2003      Secretary of the Columbia Funds, Liberty Funds,
(Age 49)                                         Stein Roe Funds and All-Star Funds since December, 2003; Senior
One Financial Center                             Counsel, Fleet Boston Financial Corporation since January, 1996;
Boston, MA 02111                                 Associate Center General Counsel, Columbia Management Group since November,
                                                 2002.

                                                                  March 31, 2004